UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2000

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA            November 1, 2000
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          47

Form 13F Information Table Value Total:    $4905105
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas, Inc.                   COM              009363102    37084  5443500 SH       SOLE                  5325000            147100
Apartment Investment & Managem COM              03748R101    70264  1525400 SH       SOLE                  1471700             62900
Archstone Communities Trust    COM              039581103   114884  4677200 SH       SOLE                  4505300            198300
Armstrong Holdings, Inc.       COM              042384107    23722  1987200 SH       SOLE                  1912300             88900
Bear Stearns Companies, Inc.   COM              073902108     2080    32754 SH       SOLE                    32754
Crane Co.                      COM              224399105     1418    62000 SH       SOLE                    62000
De Beers Consolidated Mines, L COM              240253302   141569  5113100 SH       SOLE                  4891100            250100
Electronic Data Systems Corpor COM              285661104   132078  3182600 SH       SOLE                  3049700            150800
Equity Office Properties Trust COM              294741103   191842  6176000 SH       SOLE                  5900800            307100
Equity Residential Properties  COM              29476L107   240590  5012300 SH       SOLE                  4807700            233800
Fannie Mae                     COM              313586109   385003  5384664 SH       SOLE                  5176864            236500
Fortune Brands Inc.            COM              349631101    65874  2485800 SH       SOLE                  2395000            107200
Freddie Mac                    COM              313400301   671710 12424697 SH       SOLE                 11928597            575700
General Growth Properties, Inc COM              370021107    26098   810800 SH       SOLE                   786500             29600
Gillette Co.                   COM              375766102      435    14102 SH       SOLE                    14102
Golden West Financial Corporat COM              381317106   128888  2403500 SH       SOLE                  2317300            108100
Great Lakes Chemical Corporati COM              390568103    36843  1256900 SH       SOLE                  1190300             66600
H & R Block, Inc.              COM              093671105    57384  1548300 SH       SOLE                  1489400             64900
HCA - The Healthcare Company   COM              404119109    77516  2087975 SH       SOLE                  1989575            108500
Hillenbrand Industries, Inc.   COM              431573104    53740  1200900 SH       SOLE                  1159300             48800
International Game Technology  COM              459902102     2199    65400 SH       SOLE                    65400
Johnson & Johnson              COM              478160104     1710    18200 SH       SOLE                    18200
Litton Industries, Inc.        COM              538021106   102375  2290900 SH       SOLE                  2213100             92500
Lockheed Martin Corporation    COM              539830109   180486  5475900 SH       SOLE                  5224900            284900
Mack-Cali Realty Corporation   COM              554489104    83903  2976600 SH       SOLE                  2864000            132600
Manpower Inc.                  COM              56418H100   180249  5643800 SH       SOLE                  5397000            271800
Mattel, Inc.                   COM              577081102      438    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101   160468  5315700 SH       SOLE                  5071000            271500
Newell Rubbermaid Inc.         COM              651229106     2012    88200 SH       SOLE                    88200
Nike, Inc.  Class B            COM              654106103      805    20100 SH       SOLE                    20100
Office Depot Inc.              COM              676220106    49840  6379500 SH       SOLE                  6137800            268000
Old Republic International Cor COM              680223104   116326  4834339 SH       SOLE                  4617710            231329
PepsiCo, Inc.                  COM              713448108     3790    82400 SH       SOLE                    82400
Philip Morris Companies Inc.   COM              718154107   423324 14380419 SH       SOLE                 13797019            668500
R.R. Donnelley & Sons Company  COM              257867101   159919  6510700 SH       SOLE                  6244100            309800
Sara Lee Corporation           COM              803111103   196154  9656800 SH       SOLE                  9268400            445500
Security Capital Group Inc./Cl COM              81413P105    20131    21191 SH       SOLE                    20332              1104
Security Capital Group Inc./Cl COM              81413P204    46743  2468300 SH       SOLE                  2377700             97800
Sigma-Aldrich Corporation      COM              826552101    49576  1502300 SH       SOLE                  1445000             62800
Smithkline Beecham PLC ADR     COM              832378301     2745    40000 SH       SOLE                    40000
Staples, Inc.                  COM              855030102    14833  1045500 SH       SOLE                  1005400             47000
Target Corporation             COM              87612e106    98897  3859400 SH       SOLE                  3697700            192700
Tenet Healthcare Corporation   COM              88033g100   226947  6239100 SH       SOLE                  6025800            256800
The Stanley Works              COM              854616109    89785  3893100 SH       SOLE                  3733200            181700
Toys ''R'' Us Inc.             COM              892335100     1175    72300 SH       SOLE                    72300
Tyson Foods Inc. Class A       COM              902494103    57090  5709000 SH       SOLE                  5440500            309900
UST Inc.                       COM              902911106   174163  7613700 SH       SOLE                  7299300            361000